Schedule of Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	$ 2,338,088	$ 2,303,338
Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	2,094,510	2,083,446
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	16,066	15,977
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	9,236	11,465
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	2,333	3,380
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	45,827	38,949
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	126,872	117,535
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	43,244	32,586
Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	6,918,765	6,906,771	$ 6,503,721
Gross [Member] | Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	6,324,210	6,334,462	5,968,316
Gross [Member] | Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	96,481	96,454	103,181
Gross [Member] | Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	170,429	175,409	178,717
Gross [Member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	32,696	36,002	34,680
Gross [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	124,833	114,323	119,519
Gross [Member] | Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	126,872	117,535	67,884
Gross [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	43,244	32,586	31,424
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(4,580,677)	(4,603,433)	(4,245,330)
Accumulated Depreciation [Member] | Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(4,229,700)	(4,251,016)	(3,894,131)
Accumulated Depreciation [Member] | Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(80,415)	(80,477)	(82,584)
Accumulated Depreciation [Member] | Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(161,193)	(163,944)	(161,629)
Accumulated Depreciation [Member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(30,363)	(32,622)	(31,476)
Accumulated Depreciation [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	$ (79,006)	$ (75,374)	$ (75,510)